Equity Capital Structure (Details)					12 Months Ended
	Dec. 27, 2023 shares	Apr. 19, 2023 shares	Apr. 17, 2023 USD ($) $ / shares	Mar. 07, 2023 Vote $ / shares shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Nov. 06, 2023 USD ($)	Mar. 02, 2023 $ / shares shares	Jul. 28, 2022 $ / shares shares
Equity Capital Structure [Abstract]
Common shares, authorized (in shares)					3,900,000,000	1,000			3,900,000,000	1,000
Common shares, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, authorized (in shares)					100,000,000	0			100,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001			$ 0.001
Common shares, shares issued (in shares)				9,461,009	19,021,758	1,000
Number of votes per share | Vote				1
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares)				1
Number of shares of common stock held to receive stock issued upon completion of spin-off (in shares)				10
Voting power of preferred share in common shares (in shares)					100,000
Number of votes | Vote					100,000
Gross proceeds from issuance of common shares | $					$ 19,465,000	$ 0	$ 0
Issuance costs | $					$ 817,764	0	0
Authorized amount of share repurchase program | $								$ 5,000,000
Number of shares repurchased (in shares)					222,600
Average purchase price paid per share (in dollars per share) | $ / shares					$ 4.69
Consideration paid for repurchase of shares | $					$ 1,046,908	$ 0	$ 0
Number of shares repurchased and cancelled (in shares)	179,251
Number of shares repurchased and classified as treasury (in shares)					43,349
Common shares outstanding (in shares)				9,461,009	18,978,409	1,000
Treasury shares (in shares)					43,349	0
Common shares issued pursuant to equity incentive plan (in shares)					1,240,000
Private Placement [Member]
Equity Capital Structure [Abstract]
Common shares, par value (in dollars per share) | $ / shares			$ 0.001
Shares issued (in shares)		8,500,000
Sales price per share (in dollars per share) | $ / shares			$ 2.29
Gross proceeds from issuance of common shares | $			$ 19,465,000
Issuance costs | $			$ 817,764
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001
Shares issued (in shares)				140,000
Preferred shares, stated amount (in dollars per share) | $ / shares				$ 1,000	$ 1,000
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001
Shares issued (in shares)				40,000
Series B Preferred Shares [Member] | Maximum [Member]
Equity Capital Structure [Abstract]
Liquidation preference rights per share (in dollars per share) | $ / shares					$ 0.001
Related Party [Member] | Castor [Member] | 1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Equity Capital Structure [Abstract]
Shares issued (in shares)				140,000